7. COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 1,127
2014	1,120
2015	1,141
2016	1,103
2017	951
Thereafter	3,590
Total	$ 9,032